Related Party Transactions	12 Months Ended
Dec. 31, 2010
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

(24)	RELATED PARTY TRANSACTIONS

For the periods presented, in addition to the guarantees and security provided by related parties for the Group’s bank borrowings in Note (10), the principal related party transactions and amounts outstanding with the related parties are summarized as follows:

	Year	Year	Year
	Ended	Ended	Ended
	December 31,	December 31,	December 31,
	2008	2009	2010

Sales of wafers under related parties arrangement (note a)	—	56,132	—
Purchases of modules production equipment from Best Solar (note b)	—	—	21,248
Purchases of inventories from Best Solar (note b)	—	78,079	80,869
Sales of modules and cells to Best Solar (note b)	—	—	4,587
Purchases of low value consumables from a related party (note c)	1,141	509	1,993
Purchases of auxiliary from a related party (note d)	—	—	7,821
Purchases of crucibles from an associate (note e)	3,011	1,271	14,252
Loan obtained from a related party (note f)	2,195	—	—

(a)	During the year ended December 31, 2009, JXLDK entered into three wafer sales contracts with Gintech and one wafer sales contract with Motech with contract values of US$52,350 and US$3,782, respectively (collectively referred as “Wafer Sales Contracts”). In addition, Gintech and Motech entered into agreements to sell corresponding quantities of cells (“Cell Sales Agreement”) to Best Solar. The Company respectively agreed with Gintech and Motech that these Wafer Sales Contracts will be void if Best Solar did not procure the cells from Gintech and Motech pursuant to the Cell Sales Agreement. During the year ended December 31, 2009, JXLDK recognized revenue of US$56,132 relating to these Wafer Sales Contracts when Gintech and Motech accepted delivery of wafers supplied by the Group and Best Solar accepted delivery of cells respectively supplied by Gintech and Motech.

(b)	On February 28, 2010, the Group purchased the crystalline module production equipment from Best Solar at a consideration of US$21,248, which approximates their carrying value as recorded in the books of Best Solar.

The Group purchased the crystalline modules of US$78,079 and US$29,426 from Best Solar during the year ended December 31, 2009 and 2010 respectively. The Group also purchased raw materials and supplies relating to crystalline modules production of US$51,443 from Best Solar during the year ended December 31, 2010. Furthermore, the Group made prepayment of US$15,573 to Best Solar under a thin-film module purchase agreement during the year ended December 31, 2010 and made prepayments of US$37,615 to Best Solar for crystalline module purchases and processing during the year ended December 31, 2009.

The Group sold crystalline modules and cells of US$4,587 to Best Solar during the year ended December 31, 2010.

The outstanding amounts due from Best Solar as of December 31, 2009 and 2010 were US$37,615 and US$44,839 respectively. The outstanding amounts due to Best Solar as of December 31, 2009 and 2010 were US$35,969 and US$ nil respectively.

(c)	The Group purchased low value consumables from Jiangxi Liouxin Industry Co., Ltd., (“JXLXI”) which is a company controlled by Mr. Peng, of US$1,141, US$509 and US$1,993 during the years ended December 31, 2008, 2009 and 2010 respectively. The outstanding amount due to JXLXI as was US$656 and US$949 as of December 31, 2009 and 2010.

(d)	The Group purchased auxiliary materials of US$7,821 from Saiwen Industry (Suzhou) Co., Ltd., (“SZSW”), a company controlled by Mr. Peng, during the year ended December 31, 2010. The outstanding amounts due to SZSW as of December 31, 2010 were US$2,211.

(e)	JXLDK also purchased crucibles from Sinoma, which is an associate of JXLDK, of US$1,271 and US$14,252 during the years ended December 31, 2009 and 2010 respectively. The outstanding amount due to Sinoma was US$2,164 and US$11,874 as of December 31, 2009 and 2010 and due from Sinoma was US$ nil and US$322 as of December 31, 2009 and 2010.

(f)	In December 2008, JXLDK borrowed US$2,195 via an unsecured loan which carried interest at a rate of 5.04% per annum from Sinoma. This loan was repaid in April 2009.

In addition to the above, certain of the Group’s executives and employees exercised share options which vested in 2007 and 2008. Pursuant to the PRC tax regulations, the income derived from the exercise of the share options is subject to individual income tax, which should be withheld by the Group from these executives and employees for payment to the PRC tax authorities. The Group had an outstanding receivable from these executives and employees of US$41,820 and US$46,262 as of December 31, 2009 and 2010 respectively in relation to the individual income tax liabilities arising from the exercise of share options by these executives and employees, which are included in other current assets.